Segment and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of revenue by product category

	For the years ended December 31,
Product	2017	2018	2019
Health products	$17,032,191	$24,853,660	$34,688,299
Seafood products	—	432,756	2,970,673
Other products	285,129	166,702	136,956

Total gross revenues	$17,317,320	$25,453,118	$37,795,928
Less: sales taxes	(250,291)	(365,849)	(311,435)

Total revenues, net	$17,067,029	$25,087,269	$37,484,493

Schedule of gross profit by segments

Year ended December 31, 2017	Direct sales	Distribution sales	Total
Revenue, net	$15,866,782	$1,200,247	$17,067,029
Cost of revenue	(3,963,203)	(596,823)	(4,560,026)
Gross profit	$11,903,579	$603,424	$12,507,003

Year ended December 31, 2018	Direct sales	Distribution sales	Total
Revenue, net	$20,297,424	$4,789,845	$25,087,269
Cost of revenue	(5,080,307)	(1,550,081)	(6,630,388)
Gross profit	$15,217,117	$3,239,764	$18,456,881

Year ended December 31, 2019	Direct sales	Distribution sales	Total
Revenue, net	$31,658,751	$5,825,742	$37,484,493
Cost of revenue	(8,565,312)	(1,910,990)	(10,476,302)
Gross profit	$23,093,439	$3,914,752	$27,008,191